Warrants - Schedule of Changes in Warrant Liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Change In Financial Instruments [Roll Forward]
Balance, beginning of period	$ 261,569	$ 374,694
Balance, end of period	255,954	261,569	$ 374,694
Fair Value, Inputs, Level 3
Change In Financial Instruments [Roll Forward]
Balance, beginning of period	261,569	374,694	287,750
Additional warrants issued		0
Change in fair value	(5,615)	(113,125)	86,944
Balance, end of period	$ 255,954	$ 261,569	$ 374,694